COST OF REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
COST OF REVENUE
Schedule of cost of revenue

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Cost of mining service - hosting expenses	—	—	461,126,199	63,174,030
Cost of mining service - depreciations	—	—	84,232,337	11,539,783
Cost of vehicle	1,580,778,797	1,294,946,115	6,065,963	831,034
Staff cost	105,613,337	87,602,016	57,977,937	7,942,945
Outsourcing fee	10,475,145	32,241,232	24,320,020	3,331,829
Leasing interest expense*	61,128,565	13,016,727	226,006	30,963
Commission (reversal of commission) to car dealerships	26,756,550	—	(13,593,162)	(1,862,256)
Others	45,337,379	84,057,025	9,024,250	1,236,317
	1,830,089,773	1,511,863,115	629,379,550	86,224,645
*	Leasing interest expense refers to interest expense on borrowings by the Company that are directly used to fund finance lease receivables.